Other Long-Term Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Class G Common Stock (Note 13)		$ 61,514	$ 0
Long-term portion of acquisition liabilities	[1]	33,301	6,076
Other		17,308	16,128
Total other long-term liabilities		$ 112,123	$ 22,204

[1]	The long-term portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due after one year.